UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Large Cap Value Fund May 31, 2010 Value equity mutual fund
This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund.

The figures in the semiannual report for Delaware Large Cap Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Large Cap Value Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Large Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	32
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$993.00	1.25%	$6.21
Class B	1,000.00	989.80	1.97%	9.77
Class C	1,000.00	989.80	1.97%	9.77
Class R	1,000.00	992.00	1.47%	7.30
Institutional Class	1,000.00	995.10	0.97%	4.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.25%	$6.29
Class B	1,000.00	1,015.11	1.97%	9.90
Class C	1,000.00	1,015.11	1.97%	9.90
Class R	1,000.00	1,017.60	1.47%	7.39
Institutional Class	1,000.00	1,020.09	0.97%	4.89

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Large Cap Value Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s designations.

Sector	Percentage of net assets
Common Stock	96.86%
Consumer Discretionary	6.21%
Consumer Staples	15.06%
Energy	14.74%
Financials	8.85%
Health Care	18.18%
Industrials	6.10%
Information Technology	12.27%
Materials	3.10%
Telecommunications	6.14%
Utilities	6.21%
Discount Note	3.09%
Securities Lending Collateral	1.82%
Total Value of Securities	101.77%
Obligation to Return Securities Lending Collateral	(1.84%)
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Comcast Class A	3.25%
International Business Machines	3.24%
Cardinal Health	3.22%
Travelers	3.17%
Marathon Oil	3.16%
Edison International	3.13%
Merck	3.12%
Waste Management	3.12%
duPont (E.I.) deNemours	3.10%
Motorola	3.10%

Statement of net assets
Delaware Large Cap Value Fund	May 31, 2010 (Unaudited)

	Number of shares	Value
Common Stock – 96.86%
Consumer Discretionary – 6.21%
Comcast Class A	1,108,300	$20,049,147
Lowe’s	735,300	18,198,675
		38,247,822
Consumer Staples – 15.06%
Archer-Daniels-Midland	719,500	18,181,765
CVS Caremark	543,200	18,811,016
Kimberly-Clark	312,200	18,950,540
Kraft Foods Class A	643,700	18,409,820
* Safeway	832,200	18,424,908
		92,778,049
Energy – 14.74%
Chevron	245,900	18,164,633
ConocoPhillips	356,100	18,467,346
Marathon Oil	625,600	19,449,904
National Oilwell Varco	454,700	17,337,711
Williams	880,400	17,387,900
		90,807,494
Financials – 8.85%
Allstate	589,700	18,062,511
Bank of New York Mellon	622,300	16,926,560
Travelers	395,100	19,545,597
		54,534,668
Health Care – 18.18%
Bristol-Myers Squibb	818,200	18,990,422
Cardinal Health	574,500	19,814,506
Johnson & Johnson	303,400	17,688,220
Merck	570,900	19,233,621
Pfizer	1,155,688	17,601,128
Quest Diagnostics	353,100	18,626,025
		111,953,922
Industrials – 6.10%
Northrop Grumman	303,600	18,364,764
* Waste Management	590,700	19,203,657
		37,568,421

	Number of shares	Value
Common Stock (continued)
Information Technology – 12.27%
Intel	889,800	$19,059,516
International Business Machines	159,300	19,953,918
† Motorola	2,787,300	19,093,005
* Xerox	1,878,100	17,485,111
		75,591,550
Materials – 3.10%
* duPont (E.I.) deNemours	528,300	19,108,611
		19,108,611
Telecommunications – 6.14%
* AT&T	774,200	18,813,060
* Verizon Communications	689,900	18,986,048
		37,799,108
Utilities – 6.21%
Edison International	596,700	19,309,212
Progress Energy	490,600	18,932,254
		38,241,466
Total Common Stock (cost $633,366,278)		596,631,111

	Principal amount
≠Discount Note – 3.09%
Federal Home Loan Bank 0.06% 6/1/10	$19,004,140	19,004,140
Total Discount Note (cost $19,004,140)		19,004,140

Total Value of Securities Before Securities
Lending Collateral – 99.95% (cost $652,370,418)		615,635,251

	Number of shares
Securities Lending Collateral** – 1.82%
Mellon GSL DBT II Collateral Fund	10,427,619	10,427,619
BNY Mellon SL DBT II Liquidating Fund	807,381	797,854
@†Mellon GSL Reinvestment Trust II	75,750	3,219
Total Securities Lending Collateral (cost $11,310,750)		11,228,692

Statement of net assets
Delaware Large Cap Value Fund

Total Value of Securities – 101.77%
(cost $663,681,168)	$626,863,943 ©
Obligation to Return Securities
Lending Collateral** – (1.84%)	(11,310,750)
Receivables and Other Assets
Net of Liabilities – 0.07%	408,515
Net Assets Applicable to 48,090,298
Shares Outstanding – 100.00%	$615,961,708

Net Asset Value – Delaware Large Cap Value Fund
Class A ($579,407,434 / 45,227,282 Shares)	$12.81
Net Asset Value – Delaware Large Cap Value Fund
Class B ($12,580,495 / 990,626 Shares)	$12.70
Net Asset Value – Delaware Large Cap Value Fund
Class C ($15,484,667 / 1,209,609 Shares)	$12.80
Net Asset Value – Delaware Large Cap Value Fund
Class R ($864,410 / 67,565 Shares)	$12.79
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($7,624,702 / 595,216 Shares)	$12.81

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$862,769,966
Undistributed net investment income	2,101,634
Accumulated net realized loss on investments	(212,092,667)
Net unrealized depreciation of investments	(36,817,225)
Total net assets	$615,961,708

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $3,219, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $10,955,674 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$12.81
Sales charge (5.75% of offering price) (B)	0.78
Offering Price	$13.59

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Large Cap Value Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$10,003,560
Interest	21,486
Securities lending income	5,792	$10,030,838

Expenses:
Management fees	2,155,108
Distribution expenses – Class A	874,846
Distribution expenses – Class B	71,231
Distribution expenses – Class C	83,292
Distribution expenses – Class R	3,734
Dividend disbursing and transfer agent fees and expenses	781,039
Accounting and administration expenses	134,596
Reports and statements to shareholders	52,437
Legal fees	33,818
Registration fees	33,159
Dues and services	26,427
Audit and tax	25,597
Trustees’ fees	22,456
Insurance fees	12,584
Custodian fees	7,979
Consulting fees	4,798
Trustees’ expenses	1,855
Pricing fees	1,332	4,326,288
Less waived distribution expenses – Class R		(621)
Total operating expenses		4,325,667
Net Investment Income		5,705,171

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		8,438,081
Net change in unrealized appreciation/depreciation of investments		(15,418,010)
Net Realized and Unrealized Loss on Investments		(6,979,929)

Net Decrease in Net Assets Resulting from Operations		$(1,274,758)

See accompanying notes

Statements of changes in net assets
Delaware Large Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,705,171	$16,200,481
Net realized gain (loss) on investments	8,438,081	(46,403,394)
Net change in unrealized
appreciation/depreciation of investments	(15,418,010)	155,924,206
Net increase (decrease) in net assets
resulting from operations	(1,274,758)	125,721,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,734,132)	(17,440,301)
Class B	(157,705)	(475,529)
Class C	(180,145)	(375,250)
Class R	(18,538)	(36,737)
Institutional Class	(440,058)	(813,219)
	(9,530,578)	(19,141,036)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,207,335	19,271,954
Class B	55,074	266,760
Class C	725,585	2,253,941
Class R	123,228	472,281
Institutional Class	2,559,960	3,769,779

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,764,562	15,542,064
Class B	152,670	448,159
Class C	171,485	356,654
Class R	18,538	36,737
Institutional Class	439,889	813,219
	21,218,326	43,231,548

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(49,950,003)	$(95,028,180)
Class B	(3,633,311)	(9,243,153)
Class C	(1,830,970)	(3,926,417)
Class R	(779,310)	(491,682)
Institutional Class	(24,921,614)	(5,327,537)
	(81,115,208)	(114,016,969)
Decrease in net assets derived from capital share transactions	(59,896,882)	(70,785,421)
Net Increase (Decrease) in Net Assets	(70,702,218)	35,794,836

Net Assets:
Beginning of period	686,663,926	650,869,090
End of period (including undistributed net investment
income of $2,101,634 and $5,927,041, respectively)	$615,961,708	$686,663,926

See accompanying notes

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$13.080	$11.080	$20.390	$21.080	$19.010	$18.030

0.113	0.293	0.305	0.336	0.305	0.271
(0.333)	2.046	(7.418)	0.090	3.279	0.917
(0.220)	2.339	(7.113)	0.426	3.584	1.188

(0.050)	(0.339)	(0.353)	(0.363)	(0.324)	(0.192)
—	—	(1.844)	(0.753)	(1.190)	(0.016)
(0.050)	(0.339)	(2.197)	(1.116)	(1.514)	(0.208)

$12.810	$13.080	$11.080	$20.390	$21.080	$19.010

(0.70% )	21.51%	(38.91% )	1.96%	20.28%	6.62%

$579,407	$623,793	$587,215	$1,140,659	$1,246,544	$1,177,317
1.25%	1.18%	1.18%	1.13%	1.17%	1.15%

1.25%	1.29%	1.20%	1.13%	1.17%	1.15%
1.71%	2.58%	1.97%	1.59%	1.60%	1.47%

1.71%	2.47%	1.95%	1.59%	1.60%	1.47%
15%	15%	27%	19%	16%	114%

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$12.970	$11.000	$20.240	$20.930	$18.880	$17.910

0.067	0.213	0.193	0.185	0.168	0.137
(0.305)	2.029	(7.373)	0.091	3.252	0.912
(0.238)	2.242	(7.180)	0.276	3.420	1.049

(0.032)	(0.272)	(0.216)	(0.213)	(0.180)	(0.063)
—	—	(1.844)	(0.753)	(1.190)	(0.016)
(0.032)	(0.272)	(2.060)	(0.966)	(1.370)	(0.079)

$12.700	$12.970	$11.000	$20.240	$20.930	$18.880

(1.02% )	20.66%	(39.37% )	1.25%	19.39%	5.87%

$12,581	$16,199	$22,137	$61,603	$102,322	$136,050
1.97%	1.90%	1.90%	1.86%	1.90%	1.88%

1.97%	2.01%	1.92%	1.86%	1.90%	1.88%
0.99%	1.86%	1.25%	0.86%	0.87%	0.74%

0.99%	1.75%	1.23%	0.86%	0.87%	0.74%
15%	15%	27%	19%	16%	114%

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$13.070	$11.090	$20.380	$21.070	$19.000	$18.020

0.066	0.212	0.193	0.183	0.166	0.136
(0.304)	2.040	(7.423)	0.093	3.274	0.923
(0.238)	2.252	(7.230)	0.276	3.440	1.059

(0.032)	(0.272)	(0.216)	(0.213)	(0.180)	(0.063)
—	—	(1.844)	(0.753)	(1.190)	(0.016)
(0.032)	(0.272)	(2.060)	(0.966)	(1.370)	(0.079)

$12.800	$13.070	$11.090	$20.380	$21.070	$19.000

(1.02% )	20.69%	(39.39% )	1.24%	19.38%	5.89%

$15,485%	$16,731	$15,507	$32,453	$36,709	$36,148
1.97%	1.90%	1.90%	1.86%	1.90%	1.88%

1.97%	2.01%	1.92%	1.86%	1.90%	1.88%
0.99%	1.86%	1.25%	0.86%	0.87%	0.74%

0.99%	1.75%	1.23%	0.86%	0.87%	0.74%
15%	15%	27%	19%	16%	114%

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$13.060	$11.070	$20.360	$21.060	$19.000	$18.010

0.099	0.268	0.271	0.289	0.262	0.216
(0.324)	2.042	(7.407)	0.083	3.275	0.915
(0.225)	2.310	(7.136)	0.372	3.537	1.131

(0.045)	(0.320)	(0.310)	(0.319)	(0.287)	(0.125)
—	—	(1.844)	(0.753)	(1.190)	(0.016)
(0.045)	(0.320)	(2.154)	(1.072)	(1.477)	(0.141)

$12.790	$13.060	$11.070	$20.360	$21.060	$19.000

(0.80% )	21.23%	(39.03% )	1.70%	20.00%	6.30%

$864	$1,509	$1,253	$2,514	$1,166	$1,078
1.47%	1.40%	1.40%	1.36%	1.40%	1.45%

1.57%	1.61%	1.52%	1.46%	1.50%	1.48%
1.49%	2.36%	1.75%	1.36%	1.37%	1.17%

1.39%	2.15%	1.63%	1.26%	1.27%	1.14%
15%	15%	27%	19%	16%	114%

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$13.070	$11.080	$20.390	$21.080	$19.010	$18.030

0.132	0.325	0.349	0.395	0.357	0.321
(0.334)	2.031	(7.409)	0.091	3.279	0.912
(0.202)	2.356	(7.060)	0.486	3.636	1.233

(0.058)	(0.366)	(0.406)	(0.423)	(0.376)	(0.237)
—	—	(1.844)	(0.753)	(1.190)	(0.016)
(0.058)	(0.366)	(2.250)	(1.176)	(1.566)	(0.253)

$12.810	$13.070	$11.080	$20.390	$21.080	$19.010

(0.49% )	21.83%	(38.76% )	2.24%	20.61%	6.88%

$7,625	$28,432	$24,757	$46,275	$45,841	$44,837
0.97%	0.90%	0.90%	0.86%	0.90%	0.88%

0.97%	1.01%	0.92%	0.86%	0.90%	0.88%
1.99%	2.86%	2.25%	1.86%	1.87%	1.74%

1.99%	2.75%	2.23%	1.86%	1.87%	1.74%
15%	15%	27%	19%	16%	114%

Notes to financial statements
Delaware Large Cap Value Fund	May 31, 2010 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain from investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $20,316 for the six months ended May 31, 2010. In general, best execution

Notes to financial statements
Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $16,920 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 30, 2011 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of the Class’ average daily net assets.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$345,371
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	56,525
Distribution fees payable to DDLP	169,053
Other expenses payable to DMC and affiliates*	89,653

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $ 5,509 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $14,425 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2010, DDLP received gross CDSC commissions of $0, $4,372 and $3,390 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $48,550,196 and sales of $120,939,394 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $664,027,001. At May 31, 2010, the net unrealized depreciation was $37,163,058 of which $49,440,694 related to unrealized appreciation of investments and $86,603,752 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to financial statements
Delaware Large Cap Value Fund

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$596,631,111	$—	$—	$596,631,111
Short-Term	—	19,004,140	—	19,004,140
Securities Lending Collateral	10,427,619	797,854	3,219	11,228,692
Total	$607,058,730	$19,801,994	$3,219	$626,863,943

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$3,219
Net change in unrealized appreciation/depreciation	—
Balance as of 5/31/10	$3,219

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/10	$—

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$9,530,578	$19,141,036

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$862,769,966
Undistributed ordinary income	2,101,634
Realized gains 12/1/09 – 5/31/10	8,450,574
Capital loss carryforwards as of 11/30/09*	(220,197,408)
Unrealized depreciation of investments	(37,163,058)
Net assets	$615,961,708

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $6,991,292 expires in 2010, $166,349,321 expires in 2016 and $46,856,795 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $8,450,574, which may reduce the capital loss carryforwards.

Notes to financial statements
Delaware Large Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	625,863	1,718,166
Class B	1,731	25,066
Class C	37,125	203,977
Class R	4,876	43,683
Institutional Class	190,503	342,845

Shares issued upon reinvestment of dividends and distributions:
Class A	647,310	1,417,700
Class B	13,975	41,298
Class C	30,084	32,553
Class R	5,806	3,353
Institutional Class	33,121	74,185
	1,590,394	3,902,826

Shares repurchased:
Class A	(3,748,685)	(8,422,148)
Class B	(274,227)	(828,779)
Class C	(137,561)	(354,822)
Class R	(58,686)	(44,589)
Institutional Class	(1,803,125)	(477,652)
	(6,022,284)	(10,127,990)
Net decrease	(4,431,890)	(6,225,164)

For the six months ended May 31, 2010 and the year ended November 30, 2009, 178,057 Class B shares were converted to 176,527 Class A shares valued at $2,364,228 and 433,186 Class B shares were converted to 429,632 Class A shares valued at $4,837,126, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in the net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of

Notes to financial statements
Delaware Large Cap Value Fund

8. Securities Lending (continued)

the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of the securities on loan was $10,955,674, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2010, the value of invested collateral was $11,228,692. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group Equity Funds II (the “Trust”), on behalf of Delaware Large Cap Value Fund (the “Fund”) held on November 12, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders: 1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	66,376,345.449	67.706	96.980	2,066,701.830	2.109	3.020
Patrick P. Coyne	66,372,106.899	67.702	96.974	2,070,940.380	2.113	3.026
John A. Fry	66,377,321.553	67.707	96.982	2,065,725.726	2.108	3.018
Anthony D. Knerr	66,361,139.551	67.691	96.958	2,081,907.728	2.124	3.042
Lucinda S. Landreth	66,402,682.514	67.733	97.019	2,040,364.765	2.082	2.981
Ann R. Leven	66,401,462.506	67.732	97.017	2,041,584.773	2.083	2.983
Thomas F. Madison	66,345,419.940	67.675	96.935	2,097,627.339	2.140	3.065
Janet L. Yeomans	66,403,514.058	67.734	97.020	2,039,533.221	2.081	2.980
J. Richard Zecher	66,381,966.518	67.712	96.989	2,061,080.761	2.103	3.011

2. To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company.

Delaware Large Cap Value Fund
Shares Voted For	25,328,569.159
Percentage of Outstanding Shares	46.832%
Percentage of Shares Voted	75.766%
Shares Voted Against	843,440.107
Percentage of Outstanding Shares	1.559%
Percentage of Shares Voted	2.523%
Shares Abstained	1,142,634.418
Percentage of Outstanding Shares	2.113%
Percentage of Shares Voted	3.418%
Broker Non-Votes	6,115,259.959

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group Equity Funds II (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware Value® Fund May 31, 2010 Value equity mutual fund
This semiannual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund.

The figures in the semiannual report for Delaware Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Value Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	31
About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$993.90	1.10%	$5.47
Class B	1,000.00	989.70	1.85%	9.18
Class C	1,000.00	990.80	1.85%	9.18
Class R	1,000.00	992.80	1.35%	6.71
Institutional Class	1,000.00	996.10	0.85%	4.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	1,000.00	1,015.71	1.85%	9.30
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Value® Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s designations.

Sector	Percentage of net assets
Common Stock	95.93%
Consumer Discretionary	6.44%
Consumer Staples	15.09%
Energy	14.96%
Financials	9.00%
Health Care	17.57%
Industrials	5.93%
Information Technology	11.97%
Materials	3.02%
Telecommunications	5.90%
Utilities	6.05%
Discount Note	3.80%
Securities Lending Collateral	1.31%
Total Value of Securities	101.04%
Obligation to Return Securities Lending Collateral	(1.33%)
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Comcast Class A	3.30%
ConocoPhillips	3.24%
Marathon Oil	3.22%
Lowe’s	3.13%
Kimberly-Clark	3.13%
CVS Caremark	3.10%
Kraft Foods Class A	3.09%
Cardinal Health	3.07%
Allstate	3.07%
Progress Energy	3.07%

3

Statement of net assets
Delaware Value® Fund	May 31, 2010 (Unaudited)

	Number of shares	Value
Common Stock – 95.93%
Consumer Discretionary – 6.44%
Comcast Class A	771,800	$13,961,862
Lowe’s	534,700	13,233,825
		27,195,687
Consumer Staples – 15.09%
Archer-Daniels-Midland	480,100	12,132,127
CVS Caremark	378,500	13,107,455
Kimberly-Clark	217,600	13,208,320
Kraft Foods Class A	456,000	13,041,600
* Safeway	555,200	12,292,128
		63,781,630
Energy – 14.96%
Chevron	175,500	12,964,185
ConocoPhillips	264,300	13,706,598
Marathon Oil	438,300	13,626,747
National Oilwell Varco	299,000	11,400,870
Williams	583,600	11,526,100
		63,224,500
Financials – 9.00%
Allstate	423,675	12,977,165
Bank of New York Mellon	449,300	12,220,960
Travelers	259,900	12,857,253
		38,055,378
Health Care – 17.57%
Bristol-Myers Squibb	529,600	12,292,016
Cardinal Health	376,600	12,988,934
Johnson & Johnson	203,700	11,875,710
Merck	377,300	12,711,237
Pfizer	787,063	11,986,969
Quest Diagnostics	234,600	12,375,150
		74,230,016
Industrials – 5.93%
* Northrop Grumman	205,100	12,406,499
* Waste Management	388,800	12,639,888
		25,046,387

4

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.97%
Intel	598,900	$12,828,438
International Business Machines	102,700	12,864,202
† Motorola	1,799,800	12,328,630
* Xerox	1,349,500	12,563,845
		50,585,115
Materials – 3.02%
* duPont (E.I.) deNemours	352,500	12,749,925
		12,749,925
Telecommunications – 5.90%
AT&T	511,400	12,427,020
* Verizon Communications	454,400	12,505,088
		24,932,108
Utilities – 6.05%
Edison International	388,900	12,584,804
* Progress Energy	336,200	12,973,958
		25,558,762
Total Common Stock (cost $414,547,681)		405,359,508

	Principal amount
≠Discount Note – 3.80%
Federal Home Loan Bank 0.06% 6/1/10	$16,083,119	16,083,119
Total Discount Note (cost $16,083,119)		16,083,119

Total Value of Securities Before Securities
Lending Collateral – 99.73% (cost $430,630,800)		421,442,627

	Number of shares
Securities Lending Collateral** – 1.31%
Mellon GSL DBT II Collateral Fund	4,924,306	4,924,306
BNY Mellon SL DBT II Liquidating Fund	608,355	601,177
@† Mellon GSL Reinvestment Trust II	93,831	3,988
Total Securities Lending Collateral (cost $5,626,492)		5,529,471

5

Statement of net assets
Delaware Value® Fund

Total Value of Securities – 101.04%
(cost $436,257,292)	$426,972,098 ©
Obligation to Return Securities
Lending Collateral** – (1.33%)	(5,626,492)
Receivables and Other Assets
Net of Liabilities – 0.29%	1,220,245
Net Assets Applicable to 47,675,603
Shares Outstanding – 100.00%	$422,565,851

Net Asset Value – Delaware Value Fund
Class A ($314,398,183 / 35,467,052 Shares)	$8.86
Net Asset Value – Delaware Value Fund
Class B ($2,612,357 / 295,783 Shares)	$8.83
Net Asset Value – Delaware Value Fund
Class C ($20,875,246 / 2,362,447 Shares)	$8.84
Net Asset Value – Delaware Value Fund
Class R ($1,759,525 / 198,642 Shares)	$8.86
Net Asset Value – Delaware Value Fund
Institutional Class ($82,920,540 / 9,351,679 Shares)	$8.87

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$546,047,712
Undistributed net investment income	3,240,651
Accumulated net realized loss on investments	(117,437,318)
Net unrealized depreciation of investments	(9,285,194)
Total net assets	$422,565,851

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $3,988, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $5,463,155 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

6

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$8.86
Sales charge (5.75% of offering price) (B)	0.54
Offering Price	$9.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Value® Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$6,298,076
Interest	5,346
Security lending income	3,278	$6,306,700

Expenses:
Management fees	1,403,268
Distribution expenses – Class A	480,806
Distribution expenses – Class B	14,058
Distribution expenses – Class C	114,848
Distribution expenses – Class R	5,861
Dividend disbursing and transfer agent fees and expenses	527,709
Accounting and administration expenses	85,858
Registration fees	36,510
Reports and statements to shareholders	33,200
Legal fees	21,318
Dues and services	16,780
Audit and tax	16,323
Trustees’ fees	12,416
Insurance fees	7,139
Custodian fees	6,794
Consulting fees	2,163
Pricing fees	1,319
Trustees’ expenses	1,150	2,787,520
Less fees waived		(334,600)
Less waiver of distribution expenses – Class A		(80,081)
Less waiver of distribution expenses – Class R		(977)
Total operating expenses		2,371,862
Net Investment Income		3,934,838

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,949,242
Net change in unrealized appreciation/depreciation of investments		(9,349,375)
Net Realized and Unrealized Loss on Investments		(6,400,133)

Net Decrease in Net Assets Resulting from Operations		$(2,465,295)

See accompanying notes

8

Statements of changes in net assets
Delaware Value® Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,934,838	$9,037,376
Net realized gain (loss) on investments	2,949,242	(25,798,260)
Net change in unrealized
appreciation/depreciation of investments	(9,349,375)	87,455,628
Net increase (decrease) in net assets
resulting from operations	(2,465,295)	70,694,744

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,335,888)	(8,722,039)
Class B	(40,558)	(74,017)
Class C	(337,169)	(542,744)
Class R	(36,356)	(49,682)
Institutional Class	(1,847,274)	(1,539,972)
	(8,597,245)	(10,928,454)

Capital Share Transactions:
Proceeds from shares sold:
Class A	61,311,004	100,483,549
Class B	33,967	328,113
Class C	1,193,703	3,448,921
Class R	198,515	466,254
Institutional Class	26,199,271	39,358,079

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,002,782	8,275,384
Class B	35,459	65,978
Class C	309,111	494,585
Class R	36,356	49,682
Institutional Class	1,463,194	1,516,149
	96,783,362	154,486,694

10

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(47,566,794)	$(116,500,682)
Class B	(328,442)	(1,233,962)
Class C	(4,097,797)	(7,423,103)
Class R	(389,286)	(508,819)
Institutional Class	(22,806,604)	(15,533,519)
	(75,188,923)	(141,200,085)
Increase in net assets derived from capital share transactions	21,594,439	13,286,609
Net Increase in Net Assets	10,531,899	73,052,899

Net Assets:
Beginning of period	412,033,952	338,981,053
End of period (including undistributed net investment
income of $3,240,651 and $7,903,058 respectively)	$422,565,851	$412,033,952

See accompanying notes

11

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.100	$7.760	$13.360	$13.470	$11.370	$10.760

0.083	0.205	0.224	0.241	0.225	0.220
(0.134)	1.389	(4.935)	0.064	2.068	0.842
(0.051)	1.594	(4.711)	0.305	2.293	1.062

(0.189)	(0.254)	(0.239)	(0.191)	(0.122)	(0.089)
—	—	(0.650)	(0.224)	(0.071)	(0.363)
(0.189)	(0.254)	(0.889)	(0.415)	(0.193)	(0.452)

$8.860	$9.100	$7.760	$13.360	$13.470	$11.370

(0.61% )	21.21%	(37.78% )	2.25%	20.48%	10.11%

$314,398	$302,849	$266,386	$420,120	$271,378	$104,140
1.10%	1.07%	1.00%	1.00%	1.01%	1.01%

1.31%	1.37%	1.26%	1.15%	1.17%	1.11%
1.82%	2.60%	2.11%	1.75%	1.84%	1.98%

1.61%	2.30%	1.85%	1.60%	1.68%	1.88%
18%	27%	43%	24%	24%	26%

13

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.050	$7.690	$13.240	$13.370	$11.290	$10.680

0.049	0.146	0.142	0.138	0.134	0.137
(0.139)	1.391	(4.905)	0.055	2.058	0.843
(0.090)	1.537	(4.763)	0.193	2.192	0.980

(0.130)	(0.177)	(0.137)	(0.099)	(0.041)	(0.007)
—	—	(0.650)	(0.224)	(0.071)	(0.363)
(0.130)	(0.177)	(0.787)	(0.323)	(0.112)	(0.370)

$8.830	$9.050	$7.690	$13.240	$13.370	$11.290

(1.03% )	20.44%	(38.25% )	1.41%	19.59%	9.35%

$2,612	$2,930	$3,279	$9,514	$9,914	$6,516
1.85%	1.82%	1.75%	1.75%	1.76%	1.76%

2.01%	2.07%	1.96%	1.85%	1.87%	1.81%
1.07%	1.85%	1.36%	1.00%	1.09%	1.23%

0.91%	1.60%	1.15%	0.90%	0.98%	1.18%
18%	27%	43%	24%	24%	26%

15

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.050	$7.690	$13.250	$13.370	$11.290	$10.690

0.049	0.146	0.142	0.137	0.134	0.138
(0.129)	1.391	(4.915)	0.066	2.058	0.832
(0.080)	1.537	(4.773)	0.203	2.192	0.970

(0.130)	(0.177)	(0.137)	(0.099)	(0.041)	(0.007)
—	—	(0.650)	(0.224)	(0.071)	(0.363)
(0.130)	(0.177)	(0.787)	(0.323)	(0.112)	(0.370)

$8.840	$9.050	$7.690	$13.250	$13.370	$11.290

(0.92% )	20.28%	(38.21% )	1.49%	19.59%	9.25%

$20,875	$23,925	$23,733	$65,890	$41,013	$19,597
1.85%	1.82%	1.75%	1.75%	1.76%	1.76%

2.01%	2.07%	1.96%	1.85%	1.87%	1.81%
1.07%	1.85%	1.36%	1.00%	1.09%	1.23%

0.91%	1.60%	1.15%	0.90%	0.98%	1.18%
18%	27%	43%	24%	24%	26%

17

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

18

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/062
(Unaudited)
$9.090	$7.740	$13.320	$13.420	$11.350

0.072	0.185	0.197	0.207	0.218
(0.133)	1.393	(4.923)	0.057	2.058
(0.061)	1.578	(4.726)	0.264	2.276

(0.169)	(0.228)	(0.204)	(0.140)	(0.135)
—	—	(0.650)	(0.224)	(0.071)
(0.169)	(0.228)	(0.854)	(0.364)	(0.206)

$8.860	$9.090	$7.740	$13.320	$13.420

(0.72% )	20.98%	(37.90% )	1.95%	20.39%

$1,760	$1,957	$1,669	$2,246	$6
1.35%	1.32%	1.25%	1.25%	1.26%

1.61%	1.67%	1.56%	1.45%	1.47%
1.57%	2.35%	1.86%	1.50%	1.59%

1.31%	2.00%	1.55%	1.30%	1.38%
18%	27%	43%	24%	24%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

19

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.110	$7.770	$13.380	$13.500	$11.390	$10.780

0.095	0.225	0.250	0.276	0.256	0.243
(0.126)	1.394	(4.936)	0.051	2.077	0.846
(0.031)	1.619	(4.686)	0.327	2.333	1.089

(0.209)	(0.279)	(0.274)	(0.223)	(0.152)	(0.116)
—	—	(0.650)	(0.224)	(0.071)	(0.363)
(0.209)	(0.279)	(0.924)	(0.447)	(0.223)	(0.479)

$8.870	$9.110	$7.770	$13.380	$13.500	$11.390

(0.39% )	21.43%	(37.54% )	2.41%	20.85%	10.37%

$82,921	$80,373	$43,914	$126,023	$189,557	$146,761
0.85%	0.82%	0.75%	0.75%	0.76%	0.76%

1.01%	1.07%	0.96%	0.85%	0.87%	0.81%
2.07%	2.85%	2.36%	2.00%	2.09%	2.23%

1.91%	2.60%	2.15%	1.90%	1.98%	2.18%
18%	27%	43%	24%	24%	26%

21

Notes to financial statements
Delaware Value® Fund	May 31, 2010 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

22

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $11,599 for the six months ended May 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2010.

23

Notes to financial statements
Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.85% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, the expense limitation was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $10,794 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through March 30, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$185,581
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	39,934
Distribution fees payable to DDLP	90,357
Other expenses payable to DMC and affiliates*	61,932

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

24

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $ 4,942 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $12,399 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2010, DDLP received gross CDSC commissions of $0, $780 and $485 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $52,912,124 and sales of $36,936,515 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $437,155,387. At May 31, 2010, net unrealized depreciation was $10,183,289, of which $28,241,534 related to unrealized appreciation of investments and $38,424,823 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

25

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$405,359,508	$—	$—	$405,359,508
Short-Term Investments	—	16,083,119	—	16,083,119
Securities Lending Collateral	4,924,306	601,177	3,988	5,529,471
Total	$410,283,814	$16,684,296	$3,988	$426,972,098

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$3,988
Net change in unrealized appreciation/depreciation	—
Balance as of 5/31/10	$3,988

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$8,597,245	$10,928,454

*Tax information for the six months ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

26

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$546,047,712
Undistributed ordinary income	3,240,651
Realized gains 12/1/09 – 5/31/10	2,385,574
Capital loss carryforwards as of 11/30/09	(118,924,797)
Unrealized depreciation of investments	(10,183,289)
Net assets	$422,565,851

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $93,035,807 expires in 2016 and $25,888,990 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $2,385,574, which may reduce the capital loss carryforwards.

27

Notes to financial statements
Delaware Value® Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	6,521,173	12,801,028
Class B	3,644	45,194
Class C	130,404	448,443
Class R	21,574	60,019
Institutional Class	2,833,074	5,018,644

Shares issued upon reinvestment of dividends and distributions:
Class A	841,692	1,096,074
Class B	3,905	8,727
Class C	34,043	65,421
Class R	4,000	6,572
Institutional Class	161,322	201,081
	10,554,831	19,751,203

Shares repurchased:
Class A	(5,166,177)	(14,967,432)
Class B	(35,659)	(156,392)
Class C	(445,694)	(954,814)
Class R	(42,292)	(66,870)
Institutional Class	(2,462,065)	(2,050,520)
	(8,151,887)	(18,196,028)
Net increase	2,402,944	1,555,175

For the six months ended May 31, 2010 and the year ended November 30, 2009, 12,379 Class B shares were converted to 12,316 Class A shares valued at $113,843 and 18,769 Class B shares were converted to 18,687 Class A shares valued at $141,883, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010, or at any time during the period then ended.

28

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements
Delaware Value® Fund

8. Securities Lending (continued)

At May 31, 2010, the value of securities on loan was $5,463,155, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2010, the value of invested collateral was $5,529,471.Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund may invest up to 15% of its total net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

30

Other Fund information
(Unaudited)
Delaware Value® Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group Equity Funds II (the “Trust”), on behalf of Delaware Value Fund (the “Fund”) held on November 12, 2009 and reconvened on December 17, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	66,376,345.449	67.706	96.980	2,066,701.830	2.109	3.020
Patrick P. Coyne	66,372,106.899	67.702	96.974	2,070,940.380	2.113	3.026
John A. Fry	66,377,321.553	67.707	96.982	2,065,725.726	2.108	3.018
Anthony D. Knerr	66,361,139.551	67.691	96.958	2,081,907.728	2.124	3.042
Lucinda S. Landreth	66,402,682.514	67.733	97.019	2,040,364.765	2.082	2.981
Ann R. Leven	66,401,462.506	67.732	97.017	2,041,584.773	2.083	2.983
Thomas F. Madison	66,345,419.940	67.675	96.935	2,097,627.339	2.140	3.065
Janet L. Yeomans	66,403,514.058	67.734	97.020	2,039,533.221	2.081	2.980
J. Richard Zecher	66,381,966.518	67.712	96.989	2,061,080.761	2.103	3.011

2.	To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company.

Delaware Value Fund
Shares Voted For	22,379,979.836
Percentage of Outstanding Shares	50.920%
Percentage of Shares Voted	66.352%
Shares Voted Against	346,467.926
Percentage of Outstanding Shares	0.788%
Percentage of Shares Voted	1.028%
Shares Abstained	537,632.208
Percentage of Outstanding Shares	1.223%
Percentage of Shares Voted	1.593%
Broker Non-Votes	10,464,915.973

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Notes to financial statements
Delaware Value® Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds II (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and November 30, 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2010